Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Board of Directors
Related Party Transactions
Schedule of related party transactions	Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2024	2023
Retainers and fees	1.8	1.4
Share-based payments	0.2	0.2
	2.0	1.6

Key management team
Related Party Transactions
Schedule of related party transactions

Compensation for the company’s key management team for the years ended December 31 determined in accordance with the company’s IFRS accounting policies was as follows:

	2024	2023
Salaries and other short-term employee benefits	17.3	14.5
Share-based payments	7.2	7.3
	24.5	21.8